Schedule of debentures (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Convertible debentures carried at fair value	€ 7,085
Convertible debentures carried at fair value	0	7,085
Non Convertible debentures	€ 4,416	€ 0